UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
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Address:      280 Park Avenue, 27th Floor
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              New York, New York 10017
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Form 13F File Number: 028-11909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Guido Mosca
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Title:   Director of Portfolio Management
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Phone:   (212) 984-2900
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Signature, Place, and Date of Signing:

  /s/ Guido Mosca                   New York, NY           November 10, 2011
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                                 -----------------
Form 13F Information Table Entry Total:            6
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Form 13F Information Table Value Total:            $25,360
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                       TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER        CLASS        CUSIP     (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE    SHARED  NONE
------------------  -------------- ---------- ----------- ------------ ------ ----- ------------ ----------- --------- ------ ------
APPLE INC           COM             037833100     2479        6500      SH              SOLE                     6500     0       0
INTERNATIONAL
BUSINESS MACHS      COM             459200101       88         500      SH              SOLE                      500     0       0
ISHARES TR          MSCI EMERG MKT  464287234    12275      350000      SH    CALL      SOLE                   350000     0       0
ISHARES TR          MSCI EMERG MKT  464287234     8768      250000      SH    PUT       SOLE                   250000     0       0
MORGAN STANLEY      COM NEW         617446448      135       10000      SH              SOLE                    10000     0       0
VANGUARD INTL       MSCI EMR
EQUITY INDEX F      MKT ETF         922042858     1615       45000      SH              SOLE                    45000     0       0